Related Party Balances And Transactions - Schedule of Related Party Transactions (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Schedule of Related Party Transactions [Line Items]
Other payables	$ 5,673,040	¥ 41,167,553	¥ 35,560,546
Action Holdings Limited [Member]
Schedule of Related Party Transactions [Line Items]
Other receivables	$ 1,039	7,543	7,299
Related party transaction, relationship	Immediate holding company of Majestic
Ms. Li [Member]
Schedule of Related Party Transactions [Line Items]
Other payables	$ 1,933,358	14,029,800	11,777,000
Related party transaction, relationship	Controlling Shareholder
Meridian Industries Limited (”MIL”) [Member]
Schedule of Related Party Transactions [Line Items]
Other payables	$ 3,129,403	22,709,140	19,413,537
Related party transaction, relationship	Common controlled by Mr. Ko and Ms. Li
Meridian Group Holdings Limited [Member]
Schedule of Related Party Transactions [Line Items]
Other payables	$ 100,422	728,742	705,205
Related party transaction, relationship	An intermediate holding company of Majestic
Wisewing International Ltd (“Wisewing”) [Member]
Schedule of Related Party Transactions [Line Items]
Other payables	$ 67,506	489,871	284,430
Related party transaction, relationship	Controlled by Mr. Ko
Easy Rich Industries (Shanghai) Limited (“Easy Rich SH”) [Member]
Schedule of Related Party Transactions [Line Items]
Other receivables	$ 325,285	2,360,499
Other payables			1,690,374
Related party transaction, relationship	Common controlled by Mr. Ko and Ms. Li
Meridian (Shenzhen) Holdings Co., Ltd. (“MDSZ”) [Member]
Schedule of Related Party Transactions [Line Items]
Other payables	$ 442,350	3,210,000	1,690,000
Related party transaction, relationship	Controlled by Mr. Ko
Leisure Bright Trading Limited (“Leisure bright”) [Member]
Schedule of Related Party Transactions [Line Items]
Other payables
Related party transaction, relationship	Ms. Li is the sole shareholder
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Other receivables	$ 326,324	¥ 2,368,042	¥ 7,299